STOCKHOLDERS' EQUITY, Shares of Common Stock under Equity Incentive Plan (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares of Common Stock under Equity Incentive Plan [Abstract]
Proceeds from stock options exercised	$ 6,000	$ 0	$ 38,000	$ 12,000
Stock Options [Member]
Shares of Common Stock under Equity Incentive Plan [Abstract]
Number of stock option awards granted (in shares)	0		1,173,500	1,575,000
Exercise of stock options (in shares)	34,791		159,477	33,436
Equity Incentive Plan [Member] | Stock Options [Member]
Shares of Common Stock under Equity Incentive Plan [Abstract]
Common stock reserved for issuance (in shares)	7,195,584		7,195,584
Number of stock option awards granted (in shares)	7,047,016		7,065,350
Stock options outstanding and expected to vest, number of shares (in shares)	4,814,604		4,628,311
Stock options exercised to date (in shares)	227,704		192,913
Stock options subject to vesting (in shares)	1,934,708		2,174,126
Remaining common stock reserved for future issuance (in shares)	148,568		130,234
Exercise of stock options (in shares)	34,791	159,477	159,477	33,436
Proceeds from stock options exercised	$ 6,000	$ 38,000	$ 38,000	$ 12,000